Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 92.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	853,977	$8,744,723
PGIM Global Real Estate Fund (Class R6)	195,181	4,934,185
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	51,514	980,832
PGIM QMA Commodity Strategies Fund (Class R6)*	439,723	4,968,874
PGIM QMA International Developed Markets Index Fund (Class R6)	588,250	8,406,088
PGIM QMA Large-Cap Core Equity Fund (Class R6)	932,688	18,653,766
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	137,181	1,949,340
PGIM QMA US Broad Market Index Fund (Class R6)	477,394	9,046,614
PGIM TIPS Fund (Class R6)	1,805,553	19,102,747
PGIM Total Return Bond Fund (Class R6)	1,030,349	14,909,157

Total Long-Term Investments (cost $76,343,895)		91,696,326

Short-Term Investment 7.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $7,233,983)	7,233,983	7,233,983

TOTAL INVESTMENTS 100.0% (cost $83,577,878)(wd)		98,930,309
Liabilities in excess of other assets (0.0)%		(12,863)

Net Assets 100.0%		$98,917,446

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds